CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 265,240	$ 2,668
Accounts receivable, net	2,325	6,772
Accounts receivable from related party	525	124
Inventories, net	29,215	16,797
Other current assets	4,625	3,556
Total current assets	301,930	29,917
Property, plant and equipment, net	31,567	17,894
Goodwill	8,327	8,327
Deferred tax assets	0	72
Lease assets	3,128	3,471
Intangible assets, net	1,809	2,271
Other long-term assets	5,044	0
Total assets	351,805	61,952
Current liabilities:
Accounts payable	7,055	9,011
Accounts payable to related party	5,733	0
Accrued liabilities	20,343	15,574
Current portion of contingent consideration liability	0	2,180
Current portion of notes payable to related party	0	103
Current portion of lease liabilities	1,312	1,146
Total current liabilities	34,443	28,014
Long-term supplier liability	0	5,330
Long-term portion of lease liabilities	1,913	2,423
Deferred tax liabilities	15	186
Long-term portion of notes payable to related party	0	5,699
Warrant liabilities	8,388	0
Other long-term liabilities	246	375
Total liabilities	45,005	42,027
Commitments and contingencies (Note 14)
Shareholders' equity:
Preferred Stock, $0.0001 par value; 20,000 shares authorized; no shares issued and outstanding as of December 31, 2022	0	0
Common Stock, $0.0001 par value; 800,000 shares authorized; 202,403 issued and outstanding as of December 31, 2022	20	0
Additional paid-in-capital	329,218	0
Accumulated deficit	(22,438)	0
Accumulated other comprehensive income	0	145
Net Parent company investment	0	19,780
Total shareholders' equity	306,800	19,925
Total liabilities and shareholders' equity	$ 351,805	$ 61,952